FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4770

Strong Municipal Funds, Inc., on behalf of the Strong Wisconsin Tax-Free Fund
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  (Exact name of registrant as specified in charter)

P.O. Box 850 Menomonee Falls, WI 53202
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  (Address of principal executive offices)

John Widmer, Strong Financial Corporation
P.O. Box 850 Menomonee Falls, WI 53202
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  (Name and address of agent for service)


Registrant's telephone number, including area code: (262) 257-7730

Date of Fiscal year-end: OCTOBER 31

Date of reporting period: 7/1/2004 - 4/8/2005

tem 1. Proxy Voting Record

There were no proxies voted in relation to the securities held in the fund's Portfolio.



SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Strong Municipal Funds, Inc., on behalf of the Strong Wisconsin Tax-Free Fund
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       (Registrant)




By /s/ John W. Widmer, Secretary and Treasurer
       (Signature & Title)


Date July 11, 2005